Revenue - Disaggregation of revenue (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	£ 14,165	£ 13,910	£ 14,066
Other revenue	614	630	867
Revenue	14,779	14,540	14,933
UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	3,957	3,671	3,325
Other revenue	25	23	6
Revenue	3,982	3,694	3,331
UK Gas Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	855	878	833
Other revenue	33	33	51
Revenue	888	911	884
US Regulated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	8,735	8,756	9,311
Other revenue	460	449	535
Revenue	9,195	9,205	9,846
NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	618	605	597
Other revenue	96	125	275
Revenue	714	730	872
UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	5,365	5,116	4,743
Other revenue	117	166	302
Revenue	5,482	5,282	5,045
UK | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	3,957	3,671	3,325
Other revenue	25	23	6
UK | UK Gas Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	855	878	833
Other revenue	33	33	51
UK | US Regulated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	0	0	0
Other revenue	0	0	0
UK | NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	553	567	585
Other revenue	59	110	245
US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	8,800	8,794	9,323
Other revenue	497	464	565
US | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	0	0	0
Other revenue	0	0	0
US | UK Gas Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	0	0	0
Other revenue	0	0	0
US | US Regulated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	8,735	8,756	9,311
Other revenue	460	449	535
US | NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	65	38	12
Other revenue	37	15	30
Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	3,136	3,375	3,253
Transmission | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	1,814	1,992	1,909
Transmission | UK Gas Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	603	649	661
Transmission | US Regulated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	403	425	370
Transmission | NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	316	309	313
Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	8,317	8,319	8,941
Distribution | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	0	0	0
Distribution | UK Gas Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	0	0	0
Distribution | US Regulated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	8,317	8,319	8,941
Distribution | NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	0	0	0
System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	2,316	1,824	1,588
System Operator | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	2,076	1,610	1,416
System Operator | UK Gas Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	240	214	172
System Operator | US Regulated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	0	0	0
System Operator | NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	0	0	0
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	396	392	284
Other revenue	238	261	500
Other | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	67	69	0
Other revenue	25	23	6
Other | UK Gas Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	12	15	0
Other revenue	33	33	51
Other | US Regulated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	15	12	0
Other revenue	84	80	168
Other | NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	302	296	284
Other revenue	96	125	275
Generation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenue	376	369	367
Generation | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenue	0	0	0
Generation | UK Gas Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenue	0	0	0
Generation | US Regulated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenue	376	369	367
Generation | NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenue	£ 0	£ 0	£ 0